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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21868
                                   ---------------------------------------------

                      Surgeons Diversified Investment Fund
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               (Exact name of registrant as specified in charter)

            633 N. Clair Street      Chicago, Illinois      60611
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             (Address of principal executive offices)     (Zip code)

                                 Savitri P. Pai

Surgeons Asset Management, LLC   633 N. Clair Street   Chicago, Illinois   60611
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 202-5056
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           ----------------------------

Date of reporting period:       November 30, 2008
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008  (UNAUDITED)

EXCHANGE-TRADED FUNDS - 97.2%                              SHARES      VALUE
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EMERGING MARKET - 3.7%
Vanguard Emerging Markets Stock Index Fund                 29,226   $    673,075

ENERGY - 6.9%
iShares S&P Global Energy Sector Index Fund                41,492      1,263,017

INTERNATIONAL - 22.7%
iShares MSCI EAFE Index Fund                               99,489      4,145,707

LARGE CAP GROWTH - 7.6%
iShares Russell 1000 Growth Index Fund                     37,907      1,386,638

LARGE CAP INDEX - 7.9%
S&P 500 Depositary Receipts Trust Series I                 16,079      1,446,306

LARGE CAP VALUE - 7.9%
iShares Russell 1000 Value Index Fund                      29,216      1,437,135

REITS - 5.6%
iShares Dow Jones U.S. Real Estate Index Fund              30,586      1,024,325

SMALL CAP GROWTH - 3.2%
iShares Russell 2000 Growth Index Fund                     12,069        590,536

SMALL CAP VALUE - 3.4%
iShares Russell 2000 Value Index Fund                      13,078        616,758

U.S. FIXED INCOME - 28.3%
iShares Lehman Aggregate Bond Fund                         52,682      5,168,104
                                                                    ------------

TOTAL EXCHANGE-TRADED FUNDS (Cost $26,098,447)                      $ 17,751,601
                                                                    ------------

EXCHANGE-TRADED NOTES - 2.4%                               SHARES      VALUE
--------------------------------------------------------------------------------
COMMODITIES - 2.4%
iPath Dow Jones - AIG Commodity Index Total Return
ETN(a) (Cost $766,722)                                     12,036   $    445,693
                                                                    ------------

MONEY MARKET FUNDS - 0.0%                                  SHARES      VALUE
--------------------------------------------------------------------------------
Northern Institutional Government Fund - Select Class(b),
0.78% (c) (Cost $2,471)                                     2,471   $      2,471
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $26,867,640)               $ 18,199,765

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                              73,747
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $ 18,273,512
                                                                    ============

-------------------
(a)   Non-income producing security.
(b)   Affiliated investment.
(c) Variable rate security. The rate shown is the effective 7-day yield as of 11/30/2008.

See accompanying notes to Schedule of Investments.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Surgeons Diversified Investment Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2008:

            Tax cost of portfolio investments          $ 26,896,581
                                                       ============

            Gross unrealized appreciation              $     30,540
            Gross unrealized depreciation                (8,727,356)
                                                       ------------

            Net unrealized depreciation                $ (8,696,816)
                                                       ============

The difference between the federal income tax cost of portfolio of investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Surgeons Diversified Investment Fund
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By (Signature and Title)*           /s/ Savitri P. Pai
                              --------------------------------------------------
                                    Savitri P. Pai, President

Date          January 21, 2009
        ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Savitri P. Pai
                              --------------------------------------------------
                                    Savitri P. Pai, President

Date          January 21, 2009
        ----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          January 21, 2009
        ----------------------------

* Print the name and title of each signing officer under his or her signature.